Note 7 VaR by Risk factor (Details) - EUR (€) € in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
VaR average in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor		€ 29	€ 27	€ 19
VaR max in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor		36	39	25
VaR min in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor		22	18	14
End of period VaR [Member]
VaR by risk factor [Line Items]
VaR by risk factor		31	28	20
Interest spread risk [Member] | VaR average in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor		33	29	21
Interest spread risk [Member] | VaR max in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor		32	39	28
Interest spread risk [Member] | VaR min in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor		27	20	13
Interest spread risk [Member] | End of period VaR [Member]
VaR by risk factor [Line Items]
VaR by risk factor		34	32	24
Currency risk [member] | VaR average in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor		10	12	6
Currency risk [member] | VaR max in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor		13	20	6
Currency risk [member] | VaR min in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor		9	3	5
Currency risk [member] | End of period VaR [Member]
VaR by risk factor [Line Items]
VaR by risk factor		9	12	5
Stock market risk [Member] | VaR average in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor		2	4	4
Stock market risk [Member] | VaR max in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor		4	10	3
Stock market risk [Member] | VaR min in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor		1	1	5
Stock market risk [Member] | End of period VaR [Member]
VaR by risk factor [Line Items]
VaR by risk factor		5	2	5
Vega Correlation risk [Member] | VaR average in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor		11	11	9
Vega Correlation risk [Member] | VaR max in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor		1	20	9
Vega Correlation risk [Member] | VaR min in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor		10	6	9
Vega Correlation risk [Member] | End of period VaR [Member]
VaR by risk factor [Line Items]
VaR by risk factor		11	11	8
Diversification effect [Member] | VaR average in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor	[1]	(28)	(28)	(20)
Diversification effect [Member] | VaR max in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor	[1]	(14)	(14)	(21)
Diversification effect [Member] | VaR min in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor	[1]	(25)	(39)	(18)
Diversification effect [Member] | End of period VaR [Member]
VaR by risk factor [Line Items]
VaR by risk factor	[1]	€ (29)	€ (29)	€ (22)

[1]	(*) The diversification effect is the difference between the sum of the average individual risk factors and the total VaR figure that includes the implied correlation between all the variables and scenarios used in the measurement.